UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2015

Item 1. Report to Stockholders.

TCM GROWTH FUNDS

SEMI-ANNUAL REPORT

TCM Small Cap Growth Fund
TCM Small-Mid Cap Growth Fund

March 31, 2015

TCM GROWTH FUNDS

Table of Contents

Letter to Shareholders	2

TCM Small Cap Growth Fund
Performance Discussion	6
Performance	7
Fund Information	8
Schedule of Investments	9

TCM Small-Mid Cap Growth Fund
Performance Discussion	12
Performance	13
Fund Information	14
Schedule of Investments	15
Fund Expense Examples	18

Financial Statements
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22

Financial Highlights	24
Notes to Financial Statements	26
Additional Information	34
Privacy Notice	35

  TCM GROWTH FUNDS

May 21, 2015

Dear Fellow Shareholder:

Thank you for your investment in the TCM Small Cap Growth Fund (the “Small Cap Fund”) or the TCM Small-Mid Cap Growth Fund (the “SMID Cap Fund”).  This is the semi-annual report to shareholders of the Funds, covering the six months ended March 31, 2015, which is the first half of each Fund’s fiscal year.  The report includes a discussion of the factors that impacted the performance of the Funds for the period, as well as information on Fund expenses and holdings.

Below is a summary of the market environment over the past six months and our current investment outlook.  Following this letter are the discussions on performance and Fund information for the Small Cap Fund and the SMID Cap Fund, which begin on pages 6 and 12, respectively.  The individual Fund discussions are similar because the investment process for each Fund is the same and there is significant overlap in the portfolios.

Market Review and Outlook.  At the start of the fourth quarter 2014, investors remained focused on the existing mixed data points relating to the U.S. economy, overseas markets, central banker decisions worldwide and geopolitical events.  The equity markets in the U.S., both large cap and small, bottomed in mid October and by the end on the month, the Russell 2000® Growth Index was essentially where it started at the end of 2013.  The ensuing rally in the domestic market was powerful and driven by a stronger gap between the positive economic indicators in the U.S. and the continued evidence of recessionary pressures in other developed countries.  During the quarter, crude oil went from $90 to $53 a barrel, providing a tailwind to the consumer and certain manufacturing industries that saw their margins improve on lower operating costs.  From its low on October 13 to the end of the year, the Russell 2000® Growth Index was up a strong 17.3% to finish the year up 5.6%.  The top performing economic sectors in that benchmark during the fourth quarter were healthcare, consumer discretionary, technology, and financials.

As you would expect, the energy sector took a substantial hit in the fourth quarter (down 35%) as investors fled stocks that had any relationship or ties to the oil and gas industry.  We entered this swoon significantly underweight in energy stocks, which benefited the Funds.  We have also trimmed exposure to companies that have significant foreign currency exposed revenues due to the translation effect of a stronger dollar.  As investors here and abroad poured into the U.S. stock market, correlations of returns between stocks rose during the quarter and active small cap investors struggled to keep up with the powerful rally.

During the quarter, leading economic indicators for the U.S. economy continued to be positive – job growth was good, lower gas prices supported consumer spending, third-quarter GDP was revised upward to a robust 5% gain and manufacturing

TCM GROWTH FUNDS

activity was strong.  Europe, on the other hand, remained in the doldrums as countries continued to struggle with structural debt problems, the impact of sanctions on Russia, a stronger U.S. dollar, and concerns over deflation.  Emerging markets were not much better with growth in China slowing as the country moves from an economy driven by infrastructure investment to one supported by consumption, a transition that takes time and will likely continue to have bumps.

The first quarter was a continuation of the growth divide between the U.S. economy and the rest of the world.  That divide, together with differing monetary policies, (e.g., quantitative easing by central bankers in Europe versus potential rate hikes by the U.S. Fed in 2015), supported the further strengthening of the U.S. dollar versus other currencies worldwide.  The stronger dollar is a headwind for domestic companies that have significant revenues from foreign sources, which contributed to small cap stocks outperforming larger cap multinational stocks during the quarter.  The first quarter also saw, much like the prior year, repeated winter storms pounding the eastern seaboard, which will negatively impact the earnings of certain companies in the short term.  The overall economy, however, remains on balance in positive territory as the unemployment rate trends downward, lower gasoline prices strengthen consumer balance sheets, lending increases, and consumer confidence improves.  Consistent with these improving indicators, the Fed dropped a reference in its March meeting minutes to being “patient” in raising rates but somehow managed to signal that it would in fact be patient as it monitored the economy and wage growth.  The bond market still has faith in that “patience” as evidenced by the rates for 10-Year Treasuries being lower today than at the end of the year, which is counter to the more logical outcome of higher yields following signs of eminent tightening monetary policy.  Lastly, geopolitical concerns didn’t wane during the quarter as Greece elected a new populist regime that elevated the risk of a Greece exit from the European Union (a so-called “Grexit”), and Middle East turmoil only grew more intense with regional conflicts and ongoing Iranian nuclear negotiations.

While volatility may have been higher in the first quarter 2015, the equity markets absorbed these events with continued resiliency, with the Russell 2000® Growth Index posting a return of 6.63% for the period.  In this environment, almost all sectors in that index were in positive territory, with the top contributions coming from the following industries — biotech/pharma, healthcare equipment and services, and technology software and services.  Active managers were frustrated by the continued outperformance of biotech stocks, which in aggregate represent a significant percentage of the benchmark but are difficult to own by managers who seek companies with positive and predictable earnings (as opposed to uncertain FDA approval of drugs in development stage, little-to-no earnings, and speculative revenue projections).  Generally speaking, biotech stocks are long duration assets and the current environment of extremely low interest rates continues to drive investors

  TCM GROWTH FUNDS

into these stocks.  How long that continues and to what extent a speculative bubble forms in this area remains to be seen, although there certainly are many small and mid-cap biotech companies with promising drugs in their pipelines, and Mergers & Acquisitions activity continues to support the group.  Overall company earnings in the first quarter were in line with our expectations but as a whole are not accelerating over prior periods, while forward earnings estimates continue to be revised downwards for the indices.  Energy sector earnings are the biggest component of these downward revisions, due to the dramatic fall in oil prices.

Our outlook for the stock market for the rest of the year could best be described as reluctantly positive.  Why positive?  Macro political events are distressing but have yet to manifest themselves into significant economic dislocations.  As discussed above, the U.S. economy continues to be supportive and there are many companies doing quite well coming out of very poor conditions during the aftermath of the great recession.  As consumer confidence and lending levels pick up, so goes the economy and the stock market.  Valuations of small cap stocks may exceed long term averages, but we believe remain attractive relative to other asset classes in the current low interest rate environment.  Absent a decline in the positive economic sentiment, investors seem to have little reason to seek safety in extremely low yielding fixed income assets.

Why reluctant?  The length of the current bull market in U.S. equities is reasonably long by historical standards and as a general rule, trees don’t grow to the sky and parties don’t last forever.  The bull run starts to look long in the tooth, however, if inflation ramps up so fast that the Fed is forced to accelerate the pace of its moderate rate increase plans.  Inflation could jump with the onslaught of significant wage growth, which we don’t see occurring given the current leading economic indicators.  While base unemployment rate levels are back to historic lows, broader measures of employment (e.g., the U6 rate that measures marginally attached workers and those working part-time for economic reasons) are still relatively high and don’t portent significant wage pressure that might drive inflation higher at an unmanageable pace.  Moreover, some wage growth, at least in the beginning, can be positive for the stock market as consumers have more spending money and gain confidence.  Accordingly, absent a geopolitical event that dramatically shakes the confidence of investors, we don’t see any pressing reason for the stock market to suffer a significant decline.

We continue to focus on small cap growth companies that are less exposed to foreign currency translation issues, but mindful that trends can reverse.  The European Union is taking steps to encourage growth though monetary policy and this should help the recessionary environment that has plagued many of the countries in that area.  We also continue to focus on finding relative value within

TCM GROWTH FUNDS

growth companies; companies with strong balance sheets, visible earnings streams that can meet or beat expectations, and whose valuations are, in our opinion, sustainable or have opportunity to expand.

Thank you for your continued confidence and trust in managing your assets.  Again, please see the following pages for the discussions on the individual Funds.

Sincerely,

Richard J. Johnson	Jeff B. Curtis
Chief Investment Officer	President

This material must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the Funds, including investment objectives, risks and expenses.

Past performance is no guarantee of future results.

This report reflects our views, opinions and portfolio holdings as of March 31, 2015, the end of the reporting period.  These views are subject to change at any time based on market and other conditions and we disclaim any responsibility to update these views.  The views should not be relied on as investment advice or an indication of trading intent on behalf of the Funds.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of funds with similar investment objectives.  The Russell 2000 Growth Index and the Russell 2500 Growth Index are unmanaged indices representing those Russell 2000 Index companies and Russell 2500 Index companies, respectively, with higher price-to-book ratios and future projected earnings according to the Frank Russell Company.  One cannot invest directly in an index.  Correlation measures the degree and type of relationship between two or more variables over a period of time.

Forward earnings are a company’s forecasted, or estimated, earnings made by analysts or by the company itself.  Forward earnings differ from trailing earnings (which is the figure that is quoted more often) in that they are a projection and not a fact.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Forward earnings is not representative of the Fund’s future performance.

Mutual fund investing involves risk, principal loss is possible.  The Funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Equities, bonds, and other asset classes have different risk profiles, which should be considered when investing.  All investments contain risk and may lose value.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete listing of Fund holdings.

Quasar Distributors, LLC, Distributor (05/15)

  TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited)

Performance Overview.  The performance of the Small Cap Fund for the following periods was:

			6 Months Ended
	4Q 2014	1Q 2015	3/31/2015
Small Cap Fund	7.44%	7.36%	15.35%
Russell 2000® Growth	10.06%	6.63%	17.36%
Lipper Small Cap Growth Average	8.10%	5.90%	14.47%

Attribution.  The fourth quarter of 2104 saw a very strong rally as investors shrugged off concerns about weak foreign economies, unsettling global events, and falling oil prices and reacted positively to Federal Reserve statements about being “patient” in raising rates.  The Fund’s relative underperformance was driven by high correlations in stock returns and a difficult earnings season for some of our positions, offset by the positive impact of our underweight to energy and materials stocks.  For the first quarter of 2015, the Lipper Small Cap Growth Average lagged the Russell 2000® Growth Index, which had very strong returns by many biotech and pharmaceutical stocks, industries with significant weightings in the benchmark.  The Fund, however, outperformed the benchmark in that period, driven by strong stock selection in the industrials, technology, materials, financials and consumer economic sectors.  Although we had a significant underweight to biotech stocks, which is a result of our investment bias for high quality companies with earnings, we managed to match the benchmark return of the healthcare sector, based on positive selection in other healthcare industries such as specialty pharmaceuticals and healthcare equipment and services.  The top and bottom five contributing stocks to absolute performance for the six month period were:

	Average	Contribution
Top Five	Weight (%)	to Return (%)
Horizon Pharma (specialty biopharmaceuticals)	1.42	1.32
Centene Corporation
(under-insured health insurance solutions)	1.39	0.82
Life Time Fitness (athletic and fitness centers)	1.93	0.73
Skyworks Solutions (semiconductors)	1.37	0.66
Red Robin Gourmet Burgers (casual dining restaurants)	1.00	0.61

Bottom Five
Chuy’s Holdings (full service Mexican restaurants)	0.42	-0.61
H&E Equipment Services
(industrial equipment services)	0.88	-0.56
Borderfree (cross-border ecommerce solutions)	0.32	-0.54
Eagle Materials
(building products manufacturing and distribution)	0.39	-0.30
Marin Software (cloud-based digital advertising
management platform)	0.90	-0.30

TCM SMALL CAP GROWTH FUND

VALUE OF $100,000 VS. RUSSELL 2000¨ GROWTH INDEX (Unaudited)

Average Annual Returns for the periods ended March 31, 2015

	One	Three	Five	Ten	Since Inception
	Year	Year	Year	Year	(10/1/2004)
TCM Small Cap Growth Fund	9.35%	18.89%	15.43%	10.22%	10.80%
Russell 2000® Growth Index	12.06%	17.74%	16.58%	10.02%	10.03%
Lipper Small Cap Growth Average	8.09%	15.33%	15.35%	9.10%	9.45%

This chart illustrates the performance of a hypothetical $100,000 investment made on March 31, 2005, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

The Fund imposes a 1% redemption fee on shares held for less than 60 days. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

  TCM SMALL CAP GROWTH FUND

FUND INFORMATION at March 31, 2015 (Unaudited)

Basic Fund Facts

Ticker Symbol	TCMSX
Inception Date	10/1/04
Total Net Assets	$301 million
Total Operating Expenses*	0.92%

*	Expense Ratio as of most recent prospectus dated January 30, 2015.

Top Ten Holdings (% of net assets)

Horizon Pharma Plc	2.5%	Integrated Device Technology, Inc.	1.8%
Fair Isaac Corp.	2.4%	Amerisafe, Inc.	1.8%
The Advisory Board Co.	2.2%	Healthcare Services Group, Inc.	1.8%
Verint Systems, Inc.	2.0%	Jack in the Box, Inc.	1.7%
Centene Corp.	1.8%	MEDNAX, Inc.	1.7%

Sector Allocation (% of net assets)

**	Cash equivalents and liabilities less other assets.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 96.6%

Aerospace & Defense - 0.2%
9,282	HEICO Corp.	$566,852

Auto Components - 1.6%
94,353	Motorcar Parts of
	America, Inc.*	2,622,070
101,874	Remy International, Inc.	2,262,621
		4,884,691

Automobiles - 0.8%
36,443	Thor Industries, Inc.	2,303,562

Banks - 1.8%
60,368	Bank of the Ozarks, Inc.	2,229,390
83,991	Webster Financial Corp.	3,111,867
		5,341,257

Biotechnology - 2.4%
37,283	Cepheid*	2,121,403
30,004	Kythera
	Biopharmaceuticals,
	Inc.*	1,504,701
24,822	Medivation, Inc.*	3,203,775
8,942	NewLink
	Genetics Corp.*	489,217
		7,319,096

Building Products - 3.0%
94,613	Apogee Enterprises, Inc.	4,087,281
80,806	Patrick Industries, Inc.*	5,031,790
		9,119,071

Capital Markets - 1.0%
13,616	Affiliated Managers
	Group, Inc.*	2,924,444

Commercial Services & Supplies - 5.3%
60,806	G&K Services, Inc.	4,410,259
165,535	Healthcare Services
	Group, Inc.	5,318,640
22,995	Herman Miller, Inc.	638,341
104,516	Knoll, Inc.	2,448,810
40,437	Steelcase, Inc.	765,877
48,527	US Ecology, Inc.	2,424,894
		16,006,821

Communications Equipment - 1.4%
222,184	Ciena Corp.*	4,290,373

Construction & Engineering - 1.0%
66,014	EMCOR Group, Inc.	3,067,671

Construction Materials - 1.1%
184,217	Headwaters, Inc.*	3,378,540

Distributors - 1.4%
92,282	LKQ Corp.*	2,358,728
25,166	Pool Corp.	1,755,580
		4,114,308

Diversified Consumer Services - 1.1%
39,574	2U, Inc.*	1,012,303
84,634	Liberty Tax, Inc.*	2,355,364
		3,367,667

Diversified Telecommunication Services - 2.2%
117,356	Cogent Communications
	Holdings, Inc.	4,146,188
88,863	Zayo Group
	Holdings, Inc.*	2,484,609
		6,630,797

Electrical Equipment - 1.4%
18,977	Acuity Brands, Inc.	3,191,172
15,358	Power Solutions
	International, Inc.*	987,366
		4,178,538

Food & Staples Retailing - 1.7%
31,959	Casey’s General
	Stores, Inc.	2,879,506
27,263	Natural Grocers by
	Vitamin Cottage, Inc.*	752,731
43,674	Sprouts Farmers
	Market, Inc.*	1,538,635
		5,170,872

Food Products - 1.4%
24,517	Treehouse Foods, Inc.*	2,084,435
45,596	Whitewave Foods Co.*	2,021,727
		4,106,162

Health Care Equipment & Supplies - 3.1%
128,550	Cerus Corp.*	536,054

The accompanying notes are an integral part of these financial statements.

  TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 96.6% (Continued)

Health Care Equipment & Supplies - 3.1% (Continued)
97,420	LDR Holding Corp.*	$3,569,469
29,247	OraSure
	Technologies, Inc.*	191,275
83,715	Spectranetics Corp.*	2,909,933
116,441	Trinity Biotech
	Plc - ADR	2,241,489
		9,448,220

Health Care Providers & Services - 12.2%
51,451	AmSurg Corp.*	3,165,265
14,618	Athenahealth, Inc.*	1,745,243
109,451	Brookdale Senior
	Living, Inc.*	4,132,870
77,229	Centene Corp.*	5,459,318
70,771	MEDNAX, Inc.*	5,131,605
47,189	Team Health
	Holdings, Inc.*	2,761,028
43,469	Universal Health
	Services, Inc.	5,116,736
87,890	VCA, Inc.*	4,818,130
48,671	WellCare Health
	Plans, Inc.*	4,451,450
		36,781,645

Health Care Technology - 2.0%
68,827	Medidata Solutions, Inc.*	3,375,276
100,633	Veeva Systems, Inc.*	2,569,161
		5,944,437

Hotels, Restaurants & Leisure - 9.3%
87,536	BJ’s Restaurants, Inc.*	4,416,191
54,824	Jack in the Box, Inc.	5,258,718
132,246	Kona Grill, Inc.*	3,758,431
134,393	La Quinta Holdings, Inc.*	3,182,426
42,962	Life Time Fitness, Inc.*	3,048,584
57,091	Papa John’s
	International, Inc.	3,528,795
57,166	Papa Murphy’s
	Holdings, Inc.*	1,036,991
43,692	Red Robin Gourmet
	Burgers, Inc.*	3,801,204
		28,031,340

Insurance - 1.8%
116,136	Amerisafe, Inc.	5,371,290

Internet Software & Services - 2.4%
92,692	Dealertrack
	Technologies, Inc.*	3,570,496
85,507	Marin Software, Inc.*	537,839
48,489	Marketo, Inc.*	1,242,288
58,390	New Relic, Inc.*	2,026,133
		7,376,756

IT Services - 0.8%
46,153	Syntel, Inc.*	2,387,495

Leisure Products - 1.1%
335,644	Black Diamond, Inc.*	3,171,836

Life Sciences Tools & Services - 1.6%
69,928	ICON Plc*	4,932,022

Machinery - 2.2%
33,341	CLARCOR, Inc.	2,202,506
43,426	Middleby Corp.*	4,457,679
		6,660,185

Media - 1.1%
115,263	The E.W. Scripps
	Company*	3,278,080

Multiline Retail - 0.9%
161,624	Tuesday Morning Corp.*	2,602,146

Pharmaceuticals - 4.0%
76,748	Aratana
	Therapeutics, Inc.*	1,228,735
283,817	Horizon Pharma Plc*	7,370,728
38,759	Pacira
	Pharmaceuticals, Inc.*	3,443,737
		12,043,200

Professional Services - 2.2%
124,407	The Advisory Board Co.*	6,628,405

Road & Rail - 2.2%
29,833	Genesee &
	Wyoming, Inc.*	2,877,095
138,204	Swift
	Transportation Co.*	3,596,068
		6,473,163

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 96.6% (Continued)

Semiconductors &
Semiconductor Equipment - 7.7%
71,563	Cavium, Inc.*	$5,068,092
340,481	FormFactor, Inc.*	3,020,066
268,729	Integrated Device
	Technology, Inc.*	5,379,955
61,427	Monolithic Power
	Systems, Inc.	3,234,132
31,704	Skyworks Solutions, Inc.	3,116,186
40,293	Synaptics, Inc.*	3,276,022
		23,094,453

Software - 8.3%
80,085	Fair Isaac Corp.	7,105,141
44,281	Manhattan
	Associates, Inc.*	2,241,062
139,736	RealPage, Inc.*	2,814,283
41,790	Tableau Software, Inc.*	3,866,411
119,195	Take-Two Interactive
	Software, Inc.*	3,034,109
95,624	Verint Systems, Inc.*	5,921,994
		24,983,000

Specialty Retail - 3.4%
83,073	GameStop Corp.	3,153,451
150,390	Marinemax, Inc.*	3,986,839
45,956	Monro Muffler
	Brake, Inc.	2,989,438
		10,129,728

Textiles, Apparel & Luxury Goods - 0.9%
33,969	Oxford Industries, Inc.	2,562,961

Trading Companies & Distributors - 0.6%
65,767	H&E Equipment
	Services, Inc.	1,643,517

TOTAL COMMON STOCKS
(Cost $228,266,284)		290,314,601

EXCHANGE-TRADED FUNDS: 1.2%
16,029	SPDR Series Trust
	S&P Biotech	3,614,540

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,587,811)		3,614,540

SHORT-TERM INVESTMENTS - 2.5%

Money Market Funds - 2.5%
7,475,207	SEI Daily Income Trust
	Government Fund -
	Class B, 0.020%(1)	7,475,207

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,475,207)		7,475,207

TOTAL INVESTMENTS
IN SECURITIES - 100.3%
(Cost $238,329,302)		301,404,348
Liabilities in Excess
of Other Assets - (0.3)%		(854,971)
TOTAL NET ASSETS - 100.0%		$300,549,377

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

  TCM SMALL-MID CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited)

Performance Overview.  The performance of the SMID Cap Fund for the following periods was:

			6 Months Ended
	4Q 2014	1Q 2015	3/31/2015
SMID Cap Fund	7.72%	6.69%	14.92%
Russell 2500™ Growth	7.49%	7.44%	15.48%
Lipper Mid Cap Growth Average	5.21%	5.78%	11.29%

Attribution.  The SMID Cap Fund did well in the fourth quarter of 2014, driven by the positive effect of our underweight to the energy sector and stock selection in the technology sector, offset by a difficult earnings season for some of our positions.  For the first quarter of 2015, the SMID Cap Fund had positive stock selection in the industrials, materials, financials and consumer discretionary sectors but underperformed the healthcare sector because of a significant underweight to biotech stocks, an underweight driven by our investment bias for high quality companies with earnings.  The effect of our sector weights was positive due to the impact of an underweight to materials and financials and an overweight to healthcare, offset by the impact of residual cash held during a strong quarter.

The top and bottom five contributing stocks to absolute performance for the quarter were:

	Average	Contribution
Top Five	Weight (%)	to Return (%)
Centene Corporation
(under-insured health insurance solutions)	1.37	0.80
Life Time fitness (athletic and fitness centers)	1.85	0.72
Skyworks Solutions (semiconductors)	1.36	0.66
Red Robin Gourmet Burgers
(casual dining restaurants)	0.99	0.60
E.W. Scripps Company (media enterprise)	0.92	0.56

Bottom Five
Chuy’s Holdings (full service Mexican restaurants)	0.42	-0.61
Eagle Materials
(building products manufacturing and distribution)	0.39	-0.30
Lumber Liquidators
(specialty hardwood flooring retailer)	0.02	-0.25
H&E Equipment Services
(industrial equipment services)	0.36	-0.24
Urban Outfitters (lifestyle specialty retail)	0.10	-0.22

TCM SMALL-MID CAP GROWTH FUND

VALUE OF $100,000 VS. RUSSELL 2500ª GROWTH INDEX (Unaudited)

Average Annual Returns for the periods ended March 31, 2015

				Since Inception
	One Year	Three Year	Five Year	(6/29/2007)
TCM Small-Mid Cap Growth Fund	14.24%	17.06%	14.73%	6.18%
Russell 2500™ Growth Index	13.83%	17.91%	16.97%	8.96%
Lipper Mid Cap Growth Average	11.59%	15.20%	14.88%	7.56%

This chart illustrates the performance of a hypothetical $100,000 investment made on June 29, 2007, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

The Fund imposes a 1% redemption fee on shares held for less than 60 days. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

  TCM SMALL-MID CAP GROWTH FUND

FUND INFORMATION at March 31, 2015 (Unaudited)

Basic Fund Facts

Ticker Symbol	TCMMX
Inception Date	6/29/07
Total Net Assets	$51 million
Total Operating Expenses*	0.95%

*	Expense Ratio as of most recent prospectus dated January 30, 2015.

Top Ten Holdings (% of net assets)

The Advisory Board Co.	2.2%	Jack in the Box, Inc.	1.7%
Fair Isaac Corp.	2.0%	Centene Corp.	1.7%
Verint Systems, Inc.	2.0%	Patrick Industries, Inc.	1.6%
Integrated Device Technology, Inc.	1.8%	MEDNAX, Inc.	1.6%
Healthcare Services Group, Inc.	1.8%	Universal Health Services, Inc.	1.6%

Sector Allocation (% of net assets)

**  Cash equivalents and liabilities less other assets.

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 97.4%

Aerospace & Defense - 0.2%
1,565	HEICO Corp.	$95,575

Auto Components - 1.6%
15,943	Motorcar Parts of
	America, Inc.*	443,056
17,015	Remy International, Inc.	377,903
		820,959

Automobiles - 0.8%
6,152	Thor Industries, Inc.	388,868

Banks - 1.8%
10,213	Bank of the Ozarks, Inc.	377,166
14,307	Webster Financial Corp.	530,075
		907,241

Biotechnology - 2.4%
6,272	Cepheid*	356,877
5,082	Kythera
	Biopharmaceuticals, Inc.*	254,862
4,193	Medivation, Inc.*	541,191
1,526	NewLink Genetics Corp.*	83,487
		1,236,417

Building Products - 3.0%
15,985	Apogee Enterprises, Inc.	690,552
13,555	Patrick Industries, Inc.*	844,070
		1,534,622

Capital Markets - 1.5%
3,494	Affiliated Managers
	Group, Inc.*	750,441

Commercial Services & Supplies - 6.0%
9,964	G&K Services, Inc.	722,689
27,997	Healthcare Services
	Group, Inc.	899,544
3,777	Herman Miller, Inc.	104,849
17,691	Knoll, Inc.	414,500
6,642	Steelcase, Inc.	125,799
8,227	US Ecology, Inc.	411,103
8,104	Waste Connections, Inc.	390,127
		3,068,611

Communications Equipment - 2.4%
37,918	Ciena Corp.*	732,196
3,345	Palo Alto
	Networks, Inc.*	488,638
		1,220,834

Construction & Engineering - 1.0%
11,175	EMCOR Group, Inc.	519,302

Construction Materials - 1.1%
31,175	Headwaters, Inc.*	571,750

Distributors - 1.3%
15,669	LKQ Corp.*	400,500
4,203	Pool Corp.	293,201
		693,701

Diversified Consumer Services - 0.3%
6,701	2U, Inc.*	171,412

Diversified Telecommunication Services - 2.2%
19,760	Cogent Communications
	Holdings, Inc.	698,121
15,488	Zayo Group
	Holdings, Inc.*	433,044
		1,131,165

Electrical Equipment - 1.4%
3,361	Acuity Brands, Inc.	565,186
2,578	Power Solutions
	International, Inc.*	165,739
		730,925

Food & Staples Retailing - 1.7%
5,411	Casey’s General Stores, Inc.	487,531
4,629	Natural Grocers by
	Vitamin Cottage, Inc.*	127,807
7,415	Sprouts Farmers
	Market, Inc.*	261,230
		876,568

Food Products - 1.3%
4,095	Treehouse Foods, Inc.*	348,157
7,604	Whitewave Foods Co.*	337,161
		685,318

The accompanying notes are an integral part of these financial statements.

  TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 97.4% (Continued)

Health Care Equipment & Supplies - 2.9%
16,403	LDR Holding Corp.*	$601,006
14,200	Spectranetics Corp.*	493,592
19,772	Trinity Biotech Plc - ADR	380,611
		1,475,209

Health Care Providers & Services - 13.8%
8,635	AmSurg Corp.*	531,225
2,403	Athenahealth, Inc.*	286,894
17,051	Brookdale Senior
	Living, Inc.*	643,846
4,282	Catamaran Corp.*	254,950
12,478	Centene Corp.*	882,070
10,142	Envision Healthcare
	Holdings, Inc.*	388,946
3,616	Henry Schein, Inc.*	504,866
11,096	MEDNAX, Inc.*	804,571
7,958	Team Health
	Holdings, Inc.*	465,623
6,816	Universal Health
	Services, Inc.	802,311
13,817	VCA, Inc.*	757,448
8,238	WellCare Health
	Plans, Inc.*	753,447
		7,076,197

Health Care Technology - 1.9%
11,453	Medidata Solutions, Inc.*	561,655
17,002	Veeva Systems, Inc.*	434,061
		995,716

Hotels, Restaurants & Leisure - 6.6%
14,857	BJ’s Restaurants, Inc.*	749,536
9,312	Jack in the Box, Inc.	893,207
22,652	La Quinta Holdings, Inc.*	536,399
9,572	Papa John’s
	International, Inc.	591,645
7,292	Red Robin Gourmet
	Burgers, Inc.*	634,404
		3,405,191

Internet Software & Services - 3.5%
3,208	CoStar Group, Inc.*	634,639
15,636	Dealertrack
	Technologies, Inc.*	602,299

8,204	Marketo, Inc.*	210,186
9,850	New Relic, Inc.*	341,795
		1,788,919

IT Services - 0.8%
7,752	Syntel, Inc.*	401,011

Leisure Products - 1.1%
57,168	Black Diamond, Inc.*	540,238

Life Sciences Tools & Services - 1.5%
10,971	ICON Plc*	773,785

Machinery - 2.9%
5,602	CLARCOR, Inc.	370,068
7,338	Middleby Corp.*	753,246
4,103	Westinghouse Air Brake
	Technologies Corp.	389,826
		1,513,140

Media - 1.1%
19,239	The E.W.
	Scripps Company*	547,157

Multiline Retail - 0.7%
23,790	Tuesday Morning Corp.*	383,019

Oil, Gas & Consumable Fuels - 0.3%
1,847	Cheniere Energy, Inc.*	142,958

Pharmaceuticals - 2.1%
20,044	Horizon Pharma Plc*	520,543
6,499	Pacira
	Pharmaceuticals, Inc.*	577,436
		1,097,979

Professional Services - 2.2%
20,894	The Advisory Board Co.*	1,113,232

Real Estate Management & Development - 1.2%
3,520	Jones Lang Lasalle, Inc.	599,808

Road & Rail - 2.1%
5,028	Genesee &
	Wyoming, Inc.*	484,900
23,381	Swift
	Transportation Co.*	608,374
		1,093,274

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 97.4% (Continued)

Semiconductors &
Semiconductor Equipment - 8.8%
11,204	Cavium, Inc.*	$793,467
57,683	FormFactor, Inc.*	511,648
45,538	Integrated Device
	Technology, Inc.*	911,671
10,158	Lam Research Corp.	713,447
9,590	Monolithic Power
	Systems, Inc.	504,914
5,324	Skyworks Solutions, Inc.	523,296
6,846	Synaptics, Inc.*	556,614
		4,515,057

Software - 9.3%
11,682	Fair Isaac Corp.	1,036,427
7,557	Manhattan
	Associates, Inc.*	382,460
23,375	RealPage, Inc.*	470,772
5,697	Solera Holdings, Inc.	294,307
6,850	Splunk, Inc.*	405,520
7,088	Tableau Software, Inc.*	655,782
20,176	Take-Two Interactive
	Software, Inc.*	513,580
16,341	Verint Systems, Inc.*	1,011,998
		4,770,846

Specialty Retail - 3.3%
14,058	GameStop Corp.	533,642
25,328	Marinemax, Inc.*	671,445
7,795	Monro Muffler Brake, Inc.	507,065
		1,712,152

Textiles, Apparel & Luxury Goods - 0.8%
5,665	Oxford Industries, Inc.	427,424

Trading Companies & Distributors - 0.5%
9,843	H&E Equipment
	Services, Inc.	245,977

TOTAL COMMON STOCKS
(Cost $39,613,553)		50,021,998

EXCHANGE-TRADED FUNDS: 1.2%
2,699	SPDR Series Trust
	S&P Biotech	608,624

TOTAL EXCHANGE-TRADED FUNDS
(Cost $436,229)		608,624

SHORT-TERM INVESTMENTS - 2.3%

Money Market Funds - 2.3%
1,207,984	SEI Daily Income Trust
	Government Fund -
	Class B, 0.020%(1)	1,207,984

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,207,984)		1,207,984

TOTAL INVESTMENTS
IN SECURITIES - 100.9%
(Cost $41,257,766)		51,838,606
Liabilities in Excess
of Other Assets - (0.9)%		(483,366)
TOTAL NET ASSETS - 100.0%		$51,355,240

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

  TCM GROWTH FUNDS

EXPENSE EXAMPLES For the Six Months Ended March 31, 2015 (Unaudited)

As a shareholder of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/14 - 3/31/15).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used

TCM GROWTH FUNDS

EXPENSE EXAMPLES For the Six Months Ended March 31, 2015 (Unaudited) (Continued)

to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TCM Small Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/2014	3/31/15	10/1/14 – 3/31/15*
Actual	$1,000.00	$1,153.50	$4.99
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.29	$4.68

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.93% (reflecting fee recoupments in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect one-half year period).

TCM Small-Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/2014	3/31/15	10/1/14 – 3/31/15**
Actual	$1,000.00	$1,149.20	$5.09
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.19	$4.78

**
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.95% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect one-half year period).

  TCM GROWTH FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2015 (Unaudited)

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth
ASSETS
Investments in securities, at value (cost $238,329,302
and $41,257,766) (Note 2)	$301,404,348	$51,838,606
Receivables:
Investment securities sold	5,002,831	626,368
Fund shares sold	37,694	75,560
Dividends and interest	15,675	4,298
Prepaid expenses	15,516	12,317
Total assets	306,476,064	52,557,149

LIABILITIES
Payables:
Fund shares redeemed	3,063,347	—
Investment securities purchased	2,599,597	1,140,028
Investment advisory fees, net	203,717	22,486
Administration fees	22,198	9,859
Fund accounting fees	7,570	6,028
Custody fees	4,489	2,839
Transfer agent fees	4,473	2,326
Trustee fees	1,940	1,350
Chief Compliance Officer fees	1,696	1,229
Other accrued expenses	17,660	15,764
Total liabilities	5,926,687	1,201,909
NET ASSETS	$300,549,377	$51,355,240
Net Asset Value (unlimited shares authorized):
Net assets	$300,549,377	$51,355,240
Shares of beneficial interest issued and outstanding	8,840,141	3,039,004
Net asset value, offering and redemption price per share	$34.00	$16.90

COMPONENTS OF NET ASSETS
Paid-in capital	$222,888,193	$35,490,328
Accumulated net investment loss	(557,579)	(129,462)
Undistributed net realized gain on investments	15,143,717	5,413,534
Net unrealized appreciation of investments	63,075,046	10,580,840
Net assets	$300,549,377	$51,355,240

The accompanying notes are an integral part of these financial statements.

TCM GROWTH FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2015 (Unaudited)

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth
INVESTMENT INCOME
Income
Dividends	$757,343	$97,357
Interest	893	128
Total investment income	758,236	97,485

EXPENSES (Note 3)
Investment advisory fees	1,135,899	191,114
Administration fees	73,160	31,996
Fund accounting fees	23,974	18,942
Custody fees	16,582	10,123
Registration fees	14,248	13,103
Transfer agent fees	13,805	7,243
Audit fees	12,888	10,696
Reports to shareholders	5,734	1,951
Miscellaneous expenses	5,676	2,610
Chief Compliance Officer fees	5,206	3,770
Trustees fees	4,536	3,069
Legal fees	3,046	2,665
Insurance expenses	967	904
Total expenses	1,315,721	298,186
Plus: fees recouped	94	—
Less: fees waived	—	(71,239)
Net expenses	1,315,815	226,947
Net investment loss	(557,579)	(129,462)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	10,137,444	2,296,293
Change in net unrealized
appreciation on investments	31,333,739	4,543,279
Net realized and unrealized
gain on investments	41,471,183	6,839,572
Net increase in net assets
resulting from operations	$40,913,604	$6,710,110

The accompanying notes are an integral part of these financial statements.

  TCM SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(557,579)	$(1,320,315)
Net realized gain on investments	10,137,444	58,165,811
Change in net unrealized
appreciation (depreciation) on investments	31,333,739	(30,537,857)
Net increase in net assets
resulting from operations	40,913,604	26,307,639

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(40,173,301)	(59,228,776)
Total distributions to shareholders	(40,173,301)	(59,228,776)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares(1)	25,370,572	49,553,470
Total increase in net assets	26,110,875	16,632,333

NET ASSETS
Beginning of period/year	274,438,502	257,806,169
End of period/year	$300,549,377	$274,438,502
Accumulated net investment loss	$(557,579)	$—

(1)	Summary of share transactions is as follows:

	Six Months Ended
	March 31, 2015		Year Ended
	(Unaudited)		September 30, 2014
	Shares	Value	Shares	Value
Shares sold	558,875	$18,425,464	1,377,248	$50,039,840
Shares issued in
reinvestment
of distributions	1,281,126	40,112,055	1,765,867	58,962,302
Shares redeemed(2)	(1,013,481)	(33,166,947)	(1,676,347)	(59,448,672)
Net increase	826,520	$25,370,572	1,466,768	$49,553,470

(2)	Net of redemption fees of $115 and $61, respectively.

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(129,462)	$(329,449)
Net realized gain on investments	2,296,293	13,255,401
Change in net unrealized
appreciation (depreciation) on investments	4,543,279	(7,104,519)
Net increase in net assets
resulting from operations	6,710,110	5,821,433

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(5,639,875)	(14,867,825)
Total distributions to shareholders	(5,639,875)	(14,867,825)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares(1)	3,130,613	(187,133)
Total increase (decrease) in net assets	4,200,848	(9,233,525)

NET ASSETS
Beginning of period/year	47,154,392	56,387,917
End of period/year	$51,355,240	$47,154,392
Accumulated net investment loss	$(129,462)	$—

(1)	Summary of share transactions is as follows:

	Six Months Ended
	March 31, 2015		Year Ended
	(Unaudited)		September 30, 2014
	Shares	Value	Shares	Value
Shares sold	149,517	$2,470,406	292,101	$5,079,521
Shares issued in
reinvestment
of distributions	360,634	5,633,110	948,522	14,844,369
Shares redeemed	(296,684)	(4,972,903)	(1,010,808)	(20,111,023)
Net increase (decrease)	213,467	$3,130,613	229,815	$(187,133)

The accompanying notes are an integral part of these financial statements.

  TCM SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	March 31, 2015		Year Ended September 30,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value,
beginning of period/year	$34.25		$39.38	$29.72	$23.03	$24.71	$22.56

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.06)		(0.17)	(0.12)	(0.10)	(0.17)	(0.15)
Net realized and unrealized
gain (loss) on investments	4.88		3.91	10.48	6.79	(1.51)	2.30
Total from investment
operations	4.82		3.74	10.36	6.69	(1.68)	2.15

LESS DISTRIBUTIONS:
From net realized gain	(5.07)		(8.87)	(0.70)	—	—	—
Total distributions	(5.07)		(8.87)	(0.70)	—	—	—
Paid-in capital from
redemption fees (Note 2)	—	*	— *	—	— *	— *	— *
Net asset value,
end of period/year	$34.00		$34.25	$39.38	$29.72	$23.03	$24.71
Total return	15.35	%†	10.09%	35.77%	29.05%	(6.80)%	9.53%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$300.5		$274.4	$257.8	$229.3	$380.5	$491.1
Portfolio turnover rate	67	%†	149%	137%	102%	91%	110%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped	0.93	%^	0.92%	0.93%	0.94%	0.91%	0.92%
After fees waived/recouped	0.93	%^	0.92%	0.93%	0.94%	0.91%	0.92%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived/recouped	(0.39	)%^	(0.46)%	(0.38)%	(0.34)%	(0.54)%	(0.62)%
After fees waived/recouped	(0.39	)%^	(0.46)%	(0.38)%	(0.34)%	(0.54)%	(0.62)%

(1)	Calculated using average shares outstanding method.
*	Less than $0.01 per share.
†	Not annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	March 31, 2015		Year Ended September 30,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value,
beginning of period/year	$16.69		$21.72	$19.04	$15.42	$16.05	$14.42

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.04)		(0.12)	(0.01)	(0.11)	(0.10)	(0.05)
Net realized and unrealized
gain (loss) on investments	2.36		2.40	4.51	4.05	(0.53)	1.68
Total from investment
operations	2.32		2.28	4.50	3.94	(0.63)	1.63

LESS DISTRIBUTIONS:
From net
investment income(1)	—		—	(0.01)	—	—	—
From net realized gain	(2.11)		(7.31)	(1.81)	(0.32)	—	—
Total distributions	(2.11)		(7.31)	(1.82)	(0.32)	—	—
Paid-in capital from
redemption fees (Note 2)	—		—	— *	— *	— *	— *
Net asset value,
end of period/year	$16.90		$16.69	$21.72	$19.04	$15.42	$16.05
Total return	14.92	%†	12.73%	26.29%	25.75%	(3.93)%	11.30%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$51.4		$47.2	$56.4	$268.1	$274.2	$235.0
Portfolio turnover rate	69	%†	149%	108%	94%	114%	121%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped	1.25	%^	1.23%	0.97%	0.94%	0.92%	0.97%
After fees waived/recouped	0.95	%^	0.95%	0.95%	0.95%	0.95%	0.95%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived/recouped	(0.84	)%^	(0.96)%	(0.09)%	(0.58)%	(0.53)%	(0.50)%
After fees waived/recouped	(0.54	)%^	(0.68)%	(0.07)%	(0.59)%	(0.56)%	(0.48)%

(1)	Calculated using average shares outstanding method.
*	Less than $0.01 per share.
†	Not annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

  TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund (collectively the “Funds”) are each diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended  (the “1940 Act”), as an open-end investment management company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Collection Topic 946 “Financial Services – Investment Companies.”  The Funds commenced operations on October 1, 2004 and June 29, 2007, respectively.

Each Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2015 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

  TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2015 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2015. See the Schedules of Investments for industry breakouts.

TCM Small Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$290,314,601	$—	$—	$290,314,601
Exchange-Traded Funds	3,614,540	—	—	3,614,540
Short-Term Investments	7,475,207	—	—	7,475,207
Total Investments
in Securities	$301,404,348	$—	$—	$301,404,348

TCM Small-Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$50,021,998	$—	$—	$50,021,998
Exchange-Traded Funds	608,624	—	—	608,624
Short-Term Investments	1,207,984	—	—	1,207,984
Total Investments
in Securities	$51,838,606	$—	$—	$51,838,606

It is the Funds’ policy to recognize transfers between levels at the end of each Fund’s reporting period.

There were no transfers made into or out of Level 1, 2, or 3 as of March 31, 2015.

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of September 30, 2014, the Funds did not have any post-October losses or late year losses.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2015 (Unaudited) (Continued)

As of September 30, 2014, there were no Capital Loss Carryovers for the Funds.

As of March 31, 2015, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price is equal to the Funds’ NAV per share. The Funds charge a 1.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

  TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2015 (Unaudited) (Continued)

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ Financial Statements.

I.
Recent Accounting Pronouncement.  In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2014-11 will have on the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Tygh Capital Management, Inc., (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under each Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Funds. For the six months ended March 31, 2015, the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund incurred $1,135,899 and $191,114 in advisory fees, respectively.

The Advisor has contractually agreed to limit each Fund’s annual ratio of expenses to 0.95% of each Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board of Trustees. For the six months ended March 31, 2015, the Advisor recouped $94 and waived $71,239 in fees from the TCM Small Cap Growth Fund and TCM Small-Mid Cap Growth Fund, respectively.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2015 (Unaudited) (Continued)

years after payment. At March 31, 2015, the TCM Small Cap Fund has recouped all eligible unreimbursed fees.  At March 31, 2015, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the TCM Small-Mid Cap Growth Fund that may be reimbursed was $242,623. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

TCM Small-Mid Cap Growth Fund
Year of Expiration	Amount
September 30, 2016	$36,474
September 30, 2017	134,910
September 30, 2018	71,239
$242,623

Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees’ review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of each Fund. Fees paid by each Fund for Administration and Chief Compliance Officer Services for the six months ended March 31, 2015, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended March 31, 2015, were as follows:

	Purchases	Sales or Maturity
	at Cost	Proceeds
TCM Small Cap Growth Fund	$187,307,841	$192,858,310
TCM Small-Mid Cap Growth Fund	32,921,352	33,881,775

  TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2015 (Unaudited) (Continued)

There were no purchases or sales of long-term U.S. Government securities for the six months ended March 31, 2015.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2015 (estimated) and the year ended September 30, 2014 were as follows:

	March 31,	September 30,
	2015	2014
TCM Small Cap Growth Fund
From net investment income	$—	$19,586,851
Short-term capital gain	25,969,062	—
Long-term capital gain	14,204,239	39,641,925

TCM Small-Mid Cap Growth Fund
From net investment income	$—	$3,617,639
Short-term capital gain	4,654,645	—
Long-term capital gain	985,230	11,250,186

As of September 30, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
Cost of investments (a)	$242,398,013	$41,591,756
Gross unrealized appreciation	44,457,629	7,697,886
Gross unrealized depreciation	(13,644,559)	(1,787,780)
Net unrealized appreciation	30,813,070	5,910,106
Undistributed ordinary income	25,968,985	4,654,627
Undistributed long-term capital gain	20,138,826	4,229,944
Total distributable earnings	46,107,811	8,884,571
Net unrealized appreciation on
foreign currency transactions	—	—
Capital loss carryover	—	—
Post-October capital loss	—	—
Post-October currency loss	—	—
Total accumulated gains	$76,920,881	$14,794,677

(a)	At September 30, 2014, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of wash sales.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2015 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  At March 31, 2015, the maximum line of credit for the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund were $20 million and $6 million, respectively.  During the six month period ended March 31,2015, the Funds did not draw on the line of credit and there was no loan payable balance for the Funds at March 31, 2015.

  TCM GROWTH FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund file their complete schedule of portfolio holdings for their first and third quarters with the SEC on Form N-Q. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.  The Funds’ Form N-Q is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 536-3230 and on the Funds’ website at www.tyghcap.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund voted proxies relating to portfolio securities during the most recent year ending June 30 is available without charge, upon request, by calling (800) 536-3230 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call the transfer agent toll free at (800) 536-3230 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.tyghcap.com.

TCM GROWTH FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Tygh Capital Management, Inc.
1211 SWFifth Avenue, Suite 2100
Portland, Oregon  97204

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
1-800-536-3230

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

TCM Small Cap Growth Fund
Symbol – TCMSX
CUSIP – 742935455

TCM Small-Mid Cap Growth Fund
Symbol – TCMMX
CUSIP – 742935323

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date     May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date     May 21, 2015

By (Signature and Title)  /s/ Eric C. Van Andel
Eric C. VanAndel, Treasurer

Date     May 22, 2015

* Print the name and title of each signing officer under his or her signature.